Offsets	Jan. 15, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	REDWOOD TRUST INC
Form or Filing Type	S-3
File Number	333-263301
Initial Filing Date	Mar. 04, 2022
Fee Offset Claimed	$ 15,845.85
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 612,810.65
Termination / Withdrawal Statement	On March 4, 2022, the Registrant filed a Registration Statement on Form S-3 (Registration No. 333-263301) and, in accordance with Rules 456(b) and 457(r) under the Securities Act, deferred payment of the entire registration fee, except for $658,130 of unused filing fees (the "Unused Filing Fees") previously paid with respect to unsold securities having an aggregate initial offering price of $4,825,005,547 in connection with the filing of Registration Statement on Form S-3 (Registration No. 333-185882-01), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on January 4, 2013, and Registration Statement on Form S-3 (Registration No. 333-189370), which was initially filed by Sequoia Residential Funding, Inc. and Sequoia Mortgage Funding Corporation on June 14, 2013. Offerings under these prior registration statements were completed and the registration statements expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form SF-3 (Registration No. 333-211339), which was initially filed by Sequoia Residential Funding, Inc. on May 13, 2016. No offerings under this prior registration statement were completed and the registration statement expired. Pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees were to be applied to fees payable pursuant to Registration Statement on Form S-3 (Registration No. 333-231338), initially filed by Redwood Trust, Inc. on May 9, 2019 and amended on March 12, 2021. Offerings under this prior registration statement were completed and, pursuant to Rule 457(p) under the Securities Act, the Unused Filing Fees will be applied to the fees payable pursuant to Registration Statement on Form S-3 (Registration No. 333-263301) and its related prospectus supplements on a pay-as-you-go basis. On March 4, 2022, January 12, 2023, January 19, 2024 and June 14, 2024, the Registrant filed prospectus supplements and offset filing fees then due by $13,798, $8,237.45, $8,856, $14,427.90, respectively. As a result, a filing fee offset of $612,810.65 remains available to offset the current filing fee. The Registrant is offsetting the filing fee due under this prospectus supplement by $15,845.85, with $596,964.80 remaining to be applied to future filings from this fee offset source.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	SEQUOIA RESIDENTIAL FUNDING INC
Form or Filing Type	S-3
File Number	333-185882-01
Filing Date	Mar. 21, 2013
Fee Paid with Fee Offset Source	$ 612,810.65